Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Balance Sheet Components

Note 4 — Balance Sheet Components

Prepaid expenses and other current assets (in thousands)

	As of June 30, 2025	As of December 31, 2024
Prepaid legal	$48	$25
Prepaid insurance	31	37
Prepaid other	130	7
	$209	$69

Accrued Liabilities (in thousands)

	As of June 30, 2025	As of December 31, 2024
Accrued compensation	$(4,090)	$(3,472)
Accrued other liabilities	(209)	(496)
	$(4,299)	$(3,968)

Note 4 — Balance Sheet Components

Prepaid expenses and other current assets (in thousands)

	As of December 31, 2024	As of December 31, 2023
Employee advances	—	96
Prepaid legal	25	—
Prepaid insurance	37	—
Prepaid other	7	50
	$69	$146

Accrued Liabilities (in thousands)

	As of December 31, 2024	As of December 31, 2023
Accrued compensation	$(3,472)	$(1,960)
Accrued other liabilities	(496)	(391)
	$(3,968)	$(2,351)